Distillate Small/Mid Cash Flow ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Basic Materials - 2.4%
Cleveland-Cliffs, Inc.(a)	35,001	$538,665
Mosaic Company	24,046	694,929
Olin Corporation	11,638	548,732
Sylvamo Corporation	7,583	520,194
		2,302,520

Communications - 4.7%
Cars.com, Inc.(a)	22,628	445,772
ePlus, Inc.(a)	7,102	523,275
Extreme Networks, Inc.(a)	41,989	564,752
InterDigital, Inc.	7,314	852,520
Interpublic Group of Companies, Inc.	20,247	588,985
Scholastic Corporation	12,940	458,982
Shutterstock, Inc.	12,900	499,230
Ziff Davis, Inc.(a)	9,349	514,662
		4,448,178

Consumer, Cyclical - 26.0%(b)
Academy Sports & Outdoors, Inc.	12,082	643,367
Advance Auto Parts, Inc.	15,192	962,109
Allison Transmission Holdings, Inc.	8,723	662,076
Bath & Body Works, Inc.	18,193	710,437
BlueLinx Holdings, Inc.(a)	5,270	490,584
BorgWarner, Inc.	20,644	665,563
Buckle, Inc.	12,669	467,993
Caleres, Inc.	14,177	476,347
Carter's, Inc.	9,419	583,695
Cavco Industries, Inc.(a)	2,968	1,027,433
Columbia Sportswear Company	7,149	565,343
Crocs, Inc.(a)	9,566	1,396,062
Dillard's, Inc. - Class A	3,354	1,477,068
Ethan Allen Interiors, Inc.	16,224	452,487
Everi Holdings, Inc.(a)	60,908	511,627
G-III Apparel Group, Ltd.(a)	15,062	407,728
Golden Entertainment, Inc.	15,774	490,729
KB Home	12,161	853,459
La-Z-Boy, Inc.	12,887	480,427
LCI Industries	5,569	575,723
LKQ Corporation	15,911	661,739
Malibu Boats, Inc. - Class A(a)	12,209	427,803
Mattel, Inc.(a)	28,531	463,914
Monarch Casino & Resort, Inc.	7,188	489,718
MSC Industrial Direct Company, Inc. - Class A	7,617	604,104
Nu Skin Enterprises, Inc. - Class A	33,762	355,851
ODP Corporation(a)	12,906	506,819
Sally Beauty Holdings, Inc.(a)	37,431	401,635
Steven Madden, Ltd.	11,475	485,393
Tapestry, Inc.	18,624	796,921
Taylor Morrison Home Corporation(a)	10,147	562,550
Thor Industries, Inc.	7,331	685,082
Toll Brothers, Inc.	12,162	1,400,819
Tri Pointe Homes, Inc.(a)	13,252	493,637
Under Armour, Inc. - Class A(a)	68,337	455,808
Victoria's Secret & Company(a)	23,729	419,291
Vista Outdoor, Inc.(a)	14,039	528,568
Wabash National Corporation	21,509	469,757
Winnebago Industries, Inc.	9,063	491,215
		24,600,881

Consumer, Non-cyclical - 19.8%
Andersons, Inc.	9,456	469,018
Brink's Company	6,058	620,339
Cal-Maine Foods, Inc.	9,478	579,201
Collegium Pharmaceutical, Inc.(a)	15,230	490,406
Envista Holdings Corporation(a)	26,661	443,372
Euronet Worldwide, Inc.(a)	5,925	613,238
First Advantage Corporation	27,616	443,789
Grand Canyon Education, Inc.(a)	4,889	684,020
H&R Block, Inc.	12,850	696,856
Harmony Biosciences Holdings, Inc.(a)	15,570	469,747
Incyte Corporation(a)	16,724	1,013,809
Innoviva, Inc.(a)	28,532	467,925
Insperity, Inc.	6,169	562,674
John Wiley & Sons, Inc. - Class A	12,844	522,751
Kforce, Inc.	7,456	463,241
Korn Ferry	8,088	543,028
ManpowerGroup, Inc.	7,737	540,043
Molson Coors Beverage Company - Class B	16,151	820,955
Perdoceo Education Corporation	20,686	443,094
Premier, Inc. - Class A	25,972	484,897
Prestige Consumer Healthcare, Inc.(a)	8,208	565,121
PROG Holdings, Inc.	12,873	446,436
Quanex Building Products Corporation	14,356	396,943
Robert Half, Inc.	14,308	915,426
Stride, Inc.(a)	9,160	645,780
Supernus Pharmaceuticals, Inc.(a)	17,133	458,308
TriNet Group, Inc.	6,219	621,900
United Therapeutics Corporation(a)	5,257	1,674,617
Vector Group, Ltd.	41,220	435,695
WEX, Inc.(a)	6,881	1,218,900
		18,751,529

Energy - 20.5%
Alpha Metallurgical Resources, Inc.	4,687	1,314,844
Antero Resources Corporation(a)	21,193	691,528
APA Corporation	27,787	818,049
Arch Resources, Inc.	5,457	830,719
Berry Corporation	72,030	465,314
California Resources Corporation	12,888	685,899
ChampionX Corporation	18,104	601,234
Chesapeake Energy Corporation	14,444	1,187,152
Chord Energy Corporation	8,313	1,393,924
Civitas Resources, Inc.	14,107	973,383
CONSOL Energy, Inc.	6,931	707,170
CVR Energy, Inc.	18,547	496,503
Delek US Holdings, Inc.	19,573	484,627
Gulfport Energy Corporation(a)	5,236	790,636
Helix Energy Solutions Group, Inc.(a)	44,694	533,646
HF Sinclair Corporation	14,700	784,098
Magnolia Oil & Gas Corporation - Class A	22,828	578,463
Matador Resources Company	12,619	752,092
Murphy Oil Corporation	15,339	632,580
Ovintiv, Inc.	19,049	892,827
PBF Energy, Inc. - Class A	15,649	720,167
Range Resources Corporation	18,237	611,487
RPC, Inc.	70,395	439,969
SM Energy Company	14,527	628,002
SunCoke Energy, Inc.	44,817	439,207
US Silica Holdings, Inc.(a)	30,079	464,721
VAALCO Energy, Inc.	76,110	477,210
		19,395,451

Financial - 3.2%
Artisan Partners Asset Management, Inc. - Class A	11,335	467,795
eXp World Holdings, Inc.	42,742	482,343
Federated Hermes, Inc. - Class B	15,177	499,020
SEI Investments Company	8,852	572,636
Victory Capital Holdings, Inc. - Class A	10,263	489,853
Virtus Investment Partners, Inc.	2,495	563,496
		3,075,143

Industrial - 13.7%
AGCO Corporation	10,551	1,032,732
Apogee Enterprises, Inc.	7,834	492,249
Argan, Inc.	6,885	503,707
Atkore, Inc.	10,217	1,378,580
Atmus Filtration Technologies, Inc.(a)	18,953	545,467
Boise Cascade Company	6,305	751,682
Clearwater Paper Corporation(a)	9,157	443,840
Genco Shipping & Trading, Ltd.	21,330	454,542
Hub Group, Inc. - Class A	11,189	481,686
Masterbrand, Inc.(a)	28,361	416,339
Matson, Inc.	5,668	742,338
Metallus, Inc.(a)	20,043	406,272
Mohawk Industries, Inc.(a)	7,864	893,272
Olympic Steel, Inc.	9,495	425,661
Oshkosh Corporation	7,196	778,607
Smith & Wesson Brands, Inc.	27,800	398,652
Sterling Infrastructure, Inc.(a)	7,390	874,533
Sturm Ruger & Company, Inc.	10,712	446,155
Terex Corporation	10,441	572,584
World Kinect Corporation	17,690	456,402
Worthington Enterprises, Inc.	8,921	422,231
		12,917,531

Technology - 8.2%
Adeia, Inc.	39,055	436,830
Amdocs, Ltd.	10,426	822,820
ASGN, Inc.(a)	6,396	563,935
Cohu, Inc.(a)	14,518	480,546
Dropbox, Inc. - Class A(a)	28,017	629,542
DXC Technology Company(a)	32,194	614,583
IPG Photonics Corporation(a)	6,433	542,881
Kulicke & Soffa Industries, Inc.	11,549	568,095
NetScout Systems, Inc.(a)	23,333	426,761
Photronics, Inc.(a)	17,830	439,866
Qorvo, Inc.(a)	14,110	1,637,324
Teradata Corporation(a)	16,492	569,964
		7,733,147
TOTAL COMMON STOCKS (Cost $92,334,521)		93,224,380

MASTER LIMITED PARTNERSHIPS - 1.5%	Units
Energy - 1.0%
Alliance Resource Partners LP	19,394	474,377
Black Stone Minerals LP	29,394	460,604
		934,981

Financial - 0.5%
AllianceBernstein Holding LP	13,820	466,978
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,307,404)		1,401,959

SHORT-TERM INVESTMENTS - 0.0%(c)	Shares
Money Market Funds - 0.0%(c)
First American Government Obligations Fund - Class X, 5.23%(d)	10,916	10,916
TOTAL SHORT-TERM INVESTMENTS (Cost $10,916)		10,916

TOTAL INVESTMENTS - 100.0% (Cost $93,652,841)		$94,637,255
Liabilities in Excess of Other Assets - 0.0%(c)		(19,485)
NET ASSETS - 100.0%		$94,617,770

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Distillate Small/Mid Cash Flow ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$93,224,380	$–	$–	$93,224,380
Master Limited Partnerships	1,401,959	–	–	1,401,959
Short-Term Investments	10,916	–	–	10,916
Total Assets	$94,637,255	$–	$–	$94,637,255

Refer to the Schedule of Investments for sector classifications.

For the period ended June 30, 2024, the Fund did not recognize any transfers to or from Level 3.